Shareholder Report			12 Months Ended
		Aug. 01, 2024	Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Calamos ETF Trust
Entity Central Index Key			0001579881
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2025
C000240501
Shareholder Report [Line Items]
Fund Name			Calamos Antetokounmpo Global Sustainable Equities ETF
Trading Symbol			SROI
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$99	0.95%

Expenses Paid, Amount			$ 99
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The portfolio delivered solid returns, yet trailed the overall market as investors continued to favor high-priced momentum stocks. While we recognize some of the favorable characteristics of these businesses and have invested in several of these stocks, we have been underweight these names due to our concerns surrounding valuations and our focus on risk management. The Fund’s portfolio includes many idiosyncratic opportunities where we see well-priced quality growth. We believe this positioning and our valuation discipline will continue to serve the Fund well.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	MSCI ACWI Gross Total Return Index
2/3/23	$10,000	$9,999
2/28/23	$9,596	$9,511
3/31/23	$9,872	$9,811
4/30/23	$10,036	$9,957
5/31/23	$9,892	$9,857
6/30/23	$10,396	$10,434
7/31/23	$10,668	$10,819
8/31/23	$10,244	$10,521
9/30/23	$9,624	$10,089
10/31/23	$9,340	$9,788
11/30/23	$10,180	$10,696
12/31/23	$10,769	$11,214
1/31/24	$10,664	$11,282
2/29/24	$11,112	$11,770
3/31/24	$11,375	$12,140
4/30/24	$10,987	$11,751
5/31/24	$11,508	$12,236
6/30/24	$11,686	$12,513
7/31/24	$11,819	$12,718
8/31/24	$12,162	$13,045
9/30/24	$12,348	$13,353
10/31/24	$11,960	$13,058
11/30/24	$12,126	$13,550
12/31/24	$11,788	$13,234
1/31/25	$12,114	$13,681
2/28/25	$12,061	$13,603
3/31/25	$11,654	$13,073
4/30/25	$11,882	$13,201
5/31/25	$12,561	$13,968
6/30/25	$12,975	$14,601
7/31/25	$12,870	$14,803

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 2/3/23
NAV	9.13	10.61
MSCI ACWI Gross Total Return Index	16.40	17.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/SROI for the most recent performance information.

Performance Inception Date			Feb. 03, 2023
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet			$ 15,939,038
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 126,700
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,939,038	110	15%	$126,700

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.9
Industrials	15.7
Financials	15.5
Consumer Discretionary	10.2
Health Care	9.4
Communication Services	6.1
Consumer Staples	6.0
Materials	5.1
Utilities	3.1
Real Estate	1.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	5.5
Alphabet, Inc. - Class A	4.6
NVIDIA Corp.	4.0
Apple, Inc.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6
SAP SE	2.0
Broadcom, Inc.	1.8
Visa, Inc. - Class A	1.7
HDFC Bank Ltd., ADR	1.6
TJX Cos., Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000261610
Shareholder Report [Line Items]
Fund Name			Calamos Autocallable Income ETF
Trading Symbol			CAIE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of June 25, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$8Footnote Reference(1)	0.74%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[1]		$ 8
Expense Ratio, Percent	[2]		0.74%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on June 25, 2025, the Fund generated a strong early return, outperforming the MerQube US Large-Cap Vol Adv Autocallable TR Index (MQAUTOCL). The Fund offered a weighted average coupon of 14.6%.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
6/25/25	$10,000	$10,002
6/30/25	$10,268	$10,189
7/31/25	$10,636	$10,417

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 6/25/25
NAV	6.00
S&P 500 Total Return Index	4.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIE for the most recent performance information.

Performance Inception Date			Jun. 25, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet			$ 66,254,222
Holdings Count | Holding			2
Advisory Fees Paid, Amount			$ 21,556
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$66,254,222	2	0%	$21,556

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	96.1
Total Return Swap	1.6

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000246662
Shareholder Report [Line Items]
Fund Name			Calamos CEF Income & Arbitrage ETF
Trading Symbol			CCEF
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$78	0.74%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund generated strong double-digit returns, trailing the broad-based all-equity MSCI World Index, while outperforming the S-Network Composite Closed-End Fund Index (SNCEFCT). The Fund also paid out attractive distributions totaling 2.27% over the period. The Fund’s performance was driven by the investment team’s deft selection of the underlying closed-end funds, which increased in value and narrowed their discounts. The funds that make up the portfolio are diversified across various assets and industries, such as real estate, energy, and municipal bonds. Broadly speaking, a positive environment for various asset classes and the closed-end fund market in general characterized the reporting period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	MSCI ACWI Gross Total Return Index
1/16/24	$10,000	$9,993
1/31/24	$9,956	$10,124
2/29/24	$10,264	$10,557
3/31/24	$10,639	$10,899
4/30/24	$10,342	$10,502
5/31/24	$10,721	$10,978
6/30/24	$10,988	$11,205
7/31/24	$11,340	$11,405
8/31/24	$11,633	$11,710
9/30/24	$12,004	$11,929
10/31/24	$11,728	$11,695
11/30/24	$12,301	$12,236
12/31/24	$11,769	$11,921
1/31/25	$12,230	$12,344
2/28/25	$12,163	$12,259
3/31/25	$12,034	$11,720
4/30/25	$11,717	$11,830
5/31/25	$12,149	$12,538
6/30/25	$12,578	$13,083
7/31/25	$12,675	$13,254

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 1/16/24
NAV	11.81	16.61
MSCI ACWI Gross Total Return Index	16.14	20.04

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CCEF for the most recent performance information.

Performance Inception Date			Jan. 16, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet			$ 17,813,163
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 122,600
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,813,163	46	74%	$122,600

Holdings [Text Block]
FUND CATEGORIES	% OF NET ASSETS
Covered Call	15.3
Senior Loan	11.4
World Stock	10.8
Master Limited Partnership	10.6
U.S. Allocation	9.4
High Yield Bond	6.9
Equity-Sector	6.5
U.S. Stock	5.8
Real Estate Investment Trust	5.5
Preferred	5.2
Municipal Bond	5.0
World Bond	3.0
Convertible	2.2
Global Allocation	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Bexil Investment Trust	4.2
Nuveen Credit Strategies Income Fund	4.1
ClearBridge Energy Midstream Opportunity Fund, Inc.	3.4
John Hancock Tax-Advantaged Dividend Income Fund	3.3
India Fund, Inc.	3.3
Liberty All Star Growth Fund, Inc.	3.2
John Hancock Premium Dividend Fund	3.1
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3.0
abrdn Total Dynamic Dividend Fund	2.9
XAI Madison Equity Premium Income Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000243953
Shareholder Report [Line Items]
Fund Name			Calamos Convertible Equity Alternative ETF
Trading Symbol			CVRT
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$77	0.69%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund generated strong double-digit returns, outperforming the broad-based Bloomberg US Aggregate Bond Index. The Fund slightly trailed the ICE US Core Equity Alternative Index, which focuses on more equity-sensitive convertible securities similar to what the Fund invests in. Convertibles displaying a high amount of equity sensitivity benefited from the strong performance of the equity market, which was also evident in the substantial gains of the convertibles’ underlying equities. Relative to the broader convertible market represented by the ICE BofA All US Convertibles Index, the Fund outperformed in 9 of 11 sectors.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
10/4/23	$10,000	$10,000
10/31/23	$9,497	$9,990
11/30/23	$10,442	$10,443
12/31/23	$11,150	$10,842
1/31/24	$10,918	$10,813
2/29/24	$11,266	$10,660
3/31/24	$11,540	$10,758
4/30/24	$10,897	$10,487
5/31/24	$11,262	$10,664
6/30/24	$11,289	$10,765
7/31/24	$11,478	$11,017
8/31/24	$11,698	$11,175
9/30/24	$11,957	$11,325
10/31/24	$12,015	$11,044
11/30/24	$13,697	$11,161
12/31/24	$12,627	$10,978
1/31/25	$13,271	$11,036
2/28/25	$12,602	$11,279
3/31/25	$12,060	$11,283
4/30/25	$12,315	$11,328
5/31/25	$12,956	$11,247
6/30/25	$13,543	$11,419
7/31/25	$14,193	$11,389

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 10/4/23
NAV	23.85	20.98
Bloomberg U.S. Aggregate Bond Index	3.38	7.38

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CVRT for the most recent performance information.

Performance Inception Date			Oct. 04, 2023
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet			$ 13,380,800
Holdings Count | Holding			74
Advisory Fees Paid, Amount			$ 83,106
InvestmentCompanyPortfolioTurnover			150.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$13,380,800	74	150%	$83,106

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.7
Industrials	17.8
Utilities	12.4
Financials	12.4
Communication Services	7.8
Consumer Discretionary	6.1
Materials	4.9
Real Estate	3.1
Health Care	1.6
Energy	1.1
Other	0.4

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Co., 6.000%, 10/15/27	7.9
Western Digital Corp., 3.000%, 11/15/28	3.4
Rocket Lab USA, Inc., 4.250%, 02/01/29	3.1
KKR & Co., Inc., 6.250%, 03/01/28	2.9
Seagate HDD Cayman, 3.500%, 06/01/28	2.9
Super Micro Computer, Inc., 0.000%, 06/15/30	2.8
Carnival Corp., 5.750%, 12/01/27	2.6
MicroStrategy, Inc., 0.625%, 09/15/28	2.5
MP Materials Corp., 3.000%, 03/01/30	2.5
Uber Technologies, Inc., 0.875%, 12/01/28	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000247126
Shareholder Report [Line Items]
Fund Name			Calamos Nasdaq<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity & Income ETF
Trading Symbol			CANQ
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$82	0.75%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund outperformed the broad-based Bloomberg US Aggregate Bond Index while capturing significant upside participation in the Nasdaq-100 Total Return Index®. CANQ’s hybrid approach combines fixed-income for yield with downside resistant equity exposure. During the market stress of March and April 2025 when the Nasdaq-100 nosedived, our positioning limited downside participation to just 57%, effectively cutting the equity index's decline by nearly half. CANQ also paid out an attractive 30-day SEC yield of 4.64% in July.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
2/13/24	$10,000	$10,001
2/29/24	$10,056	$9,973
3/31/24	$10,177	$10,065
4/30/24	$9,811	$9,811
5/31/24	$10,219	$9,977
6/30/24	$10,716	$10,072
7/31/24	$10,688	$10,307
8/31/24	$10,924	$10,455
9/30/24	$11,141	$10,595
10/31/24	$11,013	$10,333
11/30/24	$11,501	$10,442
12/31/24	$11,811	$10,271
1/31/25	$12,063	$10,325
2/28/25	$12,013	$10,553
3/31/25	$11,363	$10,557
4/30/25	$11,478	$10,598
5/31/25	$11,900	$10,522
6/30/25	$12,440	$10,684
7/31/25	$12,584	$10,656

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 2/13/24
NAV	17.94	17.17
Bloomberg U.S. Aggregate Bond Index	3.38	4.43

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CANQ for the most recent performance information.

Performance Inception Date			Feb. 13, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 01, 2024
AssetsNet			$ 26,244,326
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 48,641
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,244,326	29	27%	$48,641

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	85.5
Exchange-Traded Purchased Options	13.9

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Simplify MBS ETF	21.9
Vanguard Emerging Markets Government Bond ETF	19.5
SPDR Portfolio High Yield Bond ETF	13.8
Janus Henderson AAA CLO ETF	11.7
Franklin Senior Loan ETF	9.2
Schwab 1-5 Year Corporate Bond ETF	5.4
NVIDIA Corp., 12/19/25	3.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.7
Direxion Nasdaq-100® Equal Weighted Index Shares, 03/20/26	1.7
Alphabet, Inc., 12/19/25	1.2

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since August 1, 2024.

On May 2, 2025, the Fund’s name changed from Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF.

At the same time, the management fees were reduced from 0.77% to 0.74%, and the acquired fund fees and expenses were restated as 0.15% (previously 0.18%). The acquired fund fees and expenses were restated based on actual acquired fund fees and expenses as of April 15, 2025.

Material Fund Change Name [Text Block]			On May 2, 2025, the Fund’s name changed from Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF.
Material Fund Change Expenses [Text Block]

At the same time, the management fees were reduced from 0.77% to 0.74%, and the acquired fund fees and expenses were restated as 0.15% (previously 0.18%). The acquired fund fees and expenses were restated based on actual acquired fund fees and expenses as of April 15, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since August 1, 2024.
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256995
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – January
Trading Symbol			CBOJ
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – January for the period of January 22, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$37Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[3]		$ 37
Expense Ratio, Percent	[4]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on January 22, 2025, the Fund has delivered a 3.72% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 100% downside protection safeguarded investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
1/22/25	$10,000	$10,000
1/31/25	$10,020	$10,022
2/28/25	$9,892	$10,242
3/31/25	$9,904	$10,246
4/30/25	$10,024	$10,286
5/31/25	$10,172	$10,213
6/30/25	$10,232	$10,370
7/31/25	$10,388	$10,342

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/22/25
NAV	3.72
Bloomberg U.S. Aggregate Bond Index	3.42

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOJ for the most recent performance information.

Performance Inception Date			Jan. 22, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 42,776,765
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 157,621
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$42,776,765	3	0%	$157,621

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	94.0
Long Call Option	21.3
Short Call Option	(15.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256996
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – April
Trading Symbol			CBOA
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$22Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[5]		$ 22
Expense Ratio, Percent	[6]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 5.36% return by participating in Bitcoin's upside and providing 100% downside protection. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained and demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,248	$9,952
5/31/25	$10,404	$9,881
6/30/25	$10,480	$10,033
7/31/25	$10,580	$10,006

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	5.36
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOA for the most recent performance information.

Performance Inception Date			Apr. 07, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 5,267,921
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 10,579
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,267,921	3	0%	$10,579

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	92.2
Long Call Option	53.5
Short Call Option	(45.6)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256997
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – July
Trading Symbol			CBOY
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[7]		$ 4
Expense Ratio, Percent	[8]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 1.00% return by participating in Bitcoin’s upside and providing 100% downside protection, as Bitcoin’s movements have been volatile over the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,116	$10,045

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	1.00
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOY for the most recent performance information.

Performance Inception Date			Jul. 08, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 5,050,041
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 1,524
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,050,041	3	0%	$1,524

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.3
Long Call Option	24.7
Short Call Option	(20.0)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256935
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – January
Trading Symbol			CBTJ
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January for the period of February 4, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$36Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[9]		$ 36
Expense Ratio, Percent	[10]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on February 4, 2025, the Fund has delivered a 13.48% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 80% downside protection helped safeguard investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,364	$10,213
3/31/25	$9,288	$10,217
4/30/25	$9,856	$10,257
5/31/25	$10,576	$10,184
6/30/25	$10,820	$10,340
7/31/25	$11,484	$10,313

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/4/25
NAV	13.48
Bloomberg U.S. Aggregate Bond Index	3.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTJ for the most recent performance information.

Performance Inception Date			Feb. 04, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 48,229,471
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 129,536
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$48,229,471	3	0%	$129,536

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	68.8
Long Call Option	37.1
Short Call Option	(5.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256936
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – April
Trading Symbol			CBTA
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$25Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[11]		$ 25
Expense Ratio, Percent	[12]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 26.52% return by participating in Bitcoin's upside and providing 80% downside protection should Bitcoin decline. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained and demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$11,148	$9,952
5/31/25	$12,000	$9,881
6/30/25	$12,268	$10,033
7/31/25	$12,460	$10,006

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	26.52
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTA for the most recent performance information.

Performance Inception Date			Apr. 07, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 3,162,370
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 8,898
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,162,370	3	0%	$8,898

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	61.4
Long Call Option	58.0
Short Call Option	(19.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256937
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – July
Trading Symbol			CBTY
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[13]		$ 4
Expense Ratio, Percent	[14]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 3.48% return by participating in Bitcoin’s upside and providing 80% downside protection, as Bitcoin’s movements have been volatile over the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,348	$10,045

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	3.48
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTY for the most recent performance information.

Performance Inception Date			Jul. 08, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 10,347,230
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 2,043
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$10,347,230	3	0%	$2,043

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	74.4
Long Call Option	35.7
Short Call Option	(10.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256941
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – January
Trading Symbol			CBXJ
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January for the period of February 4, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$35Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[15]		$ 35
Expense Ratio, Percent	[16]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on February 4, 2025, the Fund has delivered a 9.48% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 90% downside protection helped safeguard investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,656	$10,213
3/31/25	$9,604	$10,217
4/30/25	$9,960	$10,257
5/31/25	$10,428	$10,184
6/30/25	$10,596	$10,340
7/31/25	$11,048	$10,313

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/4/25
NAV	9.48
Bloomberg U.S. Aggregate Bond Index	3.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXJ for the most recent performance information.

Performance Inception Date			Feb. 04, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 25,995,224
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 87,249
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$25,995,224	3	0%	$87,249

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	80.2
Long Call Option	31.2
Short Call Option	(11.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256942
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – April
Trading Symbol			CBXA
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[17]		$ 23
Expense Ratio, Percent	[18]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 16.04% return by participating in Bitcoin's upside and providing 90% downside protection should Bitcoin decline. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained, having demonstrated its ability to benefit from positive price movements.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,720	$9,952
5/31/25	$11,180	$9,881
6/30/25	$11,412	$10,033
7/31/25	$11,740	$10,006

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	16.04
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXA for the most recent performance information.

Performance Inception Date			Apr. 07, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 5,801,036
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 14,305
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,801,036	3	0%	$14,305

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	75.4
Long Call Option	55.6
Short Call Option	(31.0)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000256943
Shareholder Report [Line Items]
Fund Name			Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – July
Trading Symbol			CBXY
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[19]		$ 4
Expense Ratio, Percent	[20]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 1.80% return by participating in Bitcoin’s upside and providing 90% downside protection, as Bitcoin’s movements have been volatile over the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,272	$10,045

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	1.80
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXY for the most recent performance information.

Performance Inception Date			Jul. 08, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 5,089,784
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 1,879
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,089,784	3	0%	$1,879

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	85.1
Long Call Option	29.4
Short Call Option	(14.6)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000254075
Shareholder Report [Line Items]
Fund Name			Calamos Laddered S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol			CPSL
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of September 9, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$9Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[21]		$ 9
Expense Ratio, Percent	[22]		0.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception September 9, 2024, the Fund generated a 6.22% return while demonstrating effective risk management and reducing volatility through its innovative approach. As a fund of funds, CPSL equally allocates capital across 12 Calamos S&P 500® Structured Alt Protection ETFs® with staggered monthly outcome periods. This design enabled CPSL to provide notable downside protection during the late February to early April tariff-related selloff, which sent the S&P 500 tumbling -18.75%, while capturing upside participation in the subsequent market recovery.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
9/9/24	$10,000	$10,003
9/30/24	$10,169	$10,666
10/31/24	$10,148	$10,570
11/30/24	$10,269	$11,190
12/31/24	$10,257	$10,923
1/31/25	$10,341	$11,228
2/28/25	$10,333	$11,081
3/31/25	$10,205	$10,457
4/30/25	$10,237	$10,386
5/31/25	$10,409	$11,040
6/30/25	$10,558	$11,601
7/31/25	$10,622	$11,861

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/9/24
NAV	6.22
S&P 500 Total Return Index	18.61

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSL for the most recent performance information.

Performance Inception Date			Sep. 09, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 79,401,177
Holdings Count | Holding			12
Advisory Fees Paid, Amount			$ 43,301
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$79,401,177	12	18%	$43,301

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Calamos S&P 500® Structured Alt Protection ETF® - August	8.4
Calamos S&P 500® Structured Alt Protection ETF® - December	8.4
Calamos S&P 500® Structured Alt Protection ETF® - July	8.4
Calamos S&P 500® Structured Alt Protection ETF® - September	8.4
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - November	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252652
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – January
Trading Symbol			CPSY
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – January for the period of January 2, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$41Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[23]		$ 41
Expense Ratio, Percent	[24]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.75% since its inception January 2, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
1/2/25	$10,000	$9,994
1/31/25	$10,077	$10,272
2/28/25	$10,085	$10,138
3/31/25	$9,970	$9,567
4/30/25	$10,068	$9,502
5/31/25	$10,158	$10,100
6/30/25	$10,294	$10,614
7/31/25	$10,367	$10,852

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/2/25
NAV	3.75
S&P 500 Total Return Index	8.52

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSY for the most recent performance information.

Performance Inception Date			Jan. 02, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 22,515,478
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 77,857
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$22,515,478	3	0%	$77,857

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.3
Long Put Option	1.8
Short Call Option	(5.0)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252651
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – February
Trading Symbol			CPSF
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – February for the period of February 3, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$34Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[25]		$ 34
Expense Ratio, Percent	[26]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 2.91% since its inception February 3, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
2/3/25	$10,000	$10,007
2/28/25	$10,008	$9,876
3/31/25	$9,900	$9,320
4/30/25	$9,971	$9,256
5/31/25	$10,062	$9,839
6/30/25	$10,208	$10,339
7/31/25	$10,274	$10,571

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/3/25
NAV	2.91
S&P 500 Total Return Index	5.71

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSF for the most recent performance information.

Performance Inception Date			Feb. 03, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 26,025,726
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 73,983
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,025,726	3	0%	$73,983

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.5
Long Put Option	2.5
Short Call Option	(3.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252654
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – March
Trading Symbol			CPSR
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – March for the period of March 3, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$29Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[27]		$ 29
Expense Ratio, Percent	[28]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 2.94% since its inception March 3, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,920	$9,431
4/30/25	$10,021	$9,367
5/31/25	$10,097	$9,956
6/30/25	$10,214	$10,463
7/31/25	$10,282	$10,698

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 3/3/25
NAV	2.94
S&P 500 Total Return Index	6.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSR for the most recent performance information.

Performance Inception Date			Mar. 03, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 23,253,687
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 58,280
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,253,687	3	0%	$58,280

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.8
Long Put Option	2.5
Short Call Option	(5.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252649
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – April
Trading Symbol			CPSP
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – April for the period of April 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[29]		$ 23
Expense Ratio, Percent	[30]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.33% since its inception April 1, 2025. The Fund's protective attributes were particularly evident during the S&P 500's -12% early April drawdown precipitated by trade and tariff concerns. Overall, the Fund generated favorable returns while protecting investors' principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
4/1/25	$10,000	$9,999
4/30/25	$10,065	$9,932
5/31/25	$10,166	$10,557
6/30/25	$10,280	$11,094
7/31/25	$10,312	$11,343

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/1/25
NAV	3.33
S&P 500 Total Return Index	13.43

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSP for the most recent performance information.

Performance Inception Date			Apr. 01, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 15,914,576
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 32,686
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,914,576	3	0%	$32,686

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	108.6
Long Put Option	2.0
Short Call Option	(10.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249281
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – May
Trading Symbol			CPSM
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – May for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$72	0.69%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 7.81% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
5/1/24	$10,000	$9,999
5/31/24	$10,172	$10,495
6/30/24	$10,276	$10,871
7/31/24	$10,368	$11,004
8/31/24	$10,476	$11,270
9/30/24	$10,544	$11,511
10/31/24	$10,568	$11,407
11/30/24	$10,680	$12,076
12/31/24	$10,680	$11,788
1/31/25	$10,780	$12,117
2/28/25	$10,824	$11,959
3/31/25	$10,752	$11,285
4/30/25	$10,948	$11,208
5/31/25	$11,040	$11,914
6/30/25	$11,148	$12,520
7/31/25	$11,184	$12,801

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 5/1/24
NAV	7.81	9.50
S&P 500 Total Return Index	16.37	21.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSM for the most recent performance information.

Performance Inception Date			May 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 64,420,048
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 469,919
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$64,420,048	3	0%	$469,919

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.0
Long Put Option	2.2
Short Call Option	(12.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252653
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – June
Trading Symbol			CPSU
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – June for the period of June 2, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$11Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[31]		$ 11
Expense Ratio, Percent	[32]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 1.89% since its inception June 2, 2025. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
6/2/25	$10,000	$9,996
6/30/25	$10,135	$10,504
7/31/25	$10,170	$10,740

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 6/2/25
NAV	1.89
S&P 500 Total Return Index	7.40

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSU for the most recent performance information.

Performance Inception Date			Jun. 02, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 11,892,095
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 16,430
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$11,892,095	3	0%	$16,430

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.1
Long Put Option	3.1
Short Call Option	(7.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249282
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – July
Trading Symbol			CPSJ
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – July for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$72	0.69%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 8.03% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
7/1/24	$10,000	$10,002
7/31/24	$10,096	$10,124
8/31/24	$10,238	$10,369
9/30/24	$10,317	$10,591
10/31/24	$10,326	$10,495
11/30/24	$10,463	$11,111
12/31/24	$10,447	$10,846
1/31/25	$10,547	$11,148
2/28/25	$10,538	$11,003
3/31/25	$10,355	$10,383
4/30/25	$10,346	$10,312
5/31/25	$10,659	$10,961
6/30/25	$10,881	$11,519
7/31/25	$10,935	$11,777

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	8.03	8.70
S&P 500 Total Return Index	16.37	16.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSJ for the most recent performance information.

Performance Inception Date			Jul. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 43,288,831
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 244,236
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,288,831	3	0%	$244,236

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.2
Long Put Option	4.3
Short Call Option	(5.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249279
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – August
Trading Symbol			CPSA
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – August for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$72	0.69%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 8.12% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
8/1/24	$10,000	$10,003
8/31/24	$10,136	$10,246
9/30/24	$10,239	$10,465
10/31/24	$10,223	$10,370
11/30/24	$10,346	$10,979
12/31/24	$10,342	$10,717
1/31/25	$10,441	$11,015
2/28/25	$10,425	$10,872
3/31/25	$10,272	$10,259
4/30/25	$10,285	$10,189
5/31/25	$10,528	$10,831
6/30/25	$10,713	$11,382
7/31/25	$10,804	$11,637

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 8/1/24
NAV	8.12
S&P 500 Total Return Index	16.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSA for the most recent performance information.

Performance Inception Date			Aug. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 37,360,383
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 272,828
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,360,383	3	0%	$272,828

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.5
Long Put Option	5.0
Short Call Option	(4.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249280
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – September
Trading Symbol			CPST
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – September for the period of September 3, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$65Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[33]		$ 65
Expense Ratio, Percent	[34]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 6.17% since its inception September 3, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,206	$10,459
1/31/25	$10,286	$10,750
2/28/25	$10,282	$10,610
3/31/25	$10,149	$10,012
4/30/25	$10,181	$9,944
5/31/25	$10,363	$10,570
6/30/25	$10,524	$11,107
7/31/25	$10,613	$11,357

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/3/24
NAV	6.17
S&P 500 Total Return Index	13.57

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPST for the most recent performance information.

Performance Inception Date			Sep. 03, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 26,341,817
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 165,789
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,341,817	3	0%	$165,789

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.2
Long Put Option	0.2
Short Call Option	(5.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252656
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – October
Trading Symbol			CPSO
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – October for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$59Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[35]		$ 59
Expense Ratio, Percent	[36]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 4.63% since its inception October 1, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
10/1/24	$10,000	$9,998
10/31/24	$9,992	$9,908
11/30/24	$10,091	$10,489
12/31/24	$10,087	$10,239
1/31/25	$10,166	$10,524
2/28/25	$10,166	$10,387
3/31/25	$10,044	$9,802
4/30/25	$10,091	$9,735
5/31/25	$10,238	$10,348
6/30/25	$10,384	$10,874
7/31/25	$10,459	$11,118

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 10/1/24
NAV	4.63
S&P 500 Total Return Index	11.18

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSO for the most recent performance information.

Performance Inception Date			Oct. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 17,842,963
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 120,338
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,842,963	3	0%	$120,338

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.9
Long Put Option	0.5
Short Call Option	(5.1)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252655
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – November
Trading Symbol			CPSN
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – November for the period of November 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$53Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[37]		$ 53
Expense Ratio, Percent	[38]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 4.83% since its inception November 1, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
11/1/24	$10,000	$9,995
11/30/24	$10,120	$10,582
12/31/24	$10,104	$10,329
1/31/25	$10,196	$10,617
2/28/25	$10,196	$10,479
3/31/25	$10,084	$9,888
4/30/25	$10,164	$9,821
5/31/25	$10,272	$10,439
6/30/25	$10,404	$10,970
7/31/25	$10,479	$11,216

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 11/1/24
NAV	4.83
S&P 500 Total Return Index	12.16

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSN for the most recent performance information.

Performance Inception Date			Nov. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 20,339,705
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 101,025
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,339,705	3	0%	$101,025

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.6
Long Put Option	0.9
Short Call Option	(6.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000252650
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – December
Trading Symbol			CPSD
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – December for the period of December 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$47Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[39]		$ 47
Expense Ratio, Percent	[40]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.81% since its inception December 2, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,025	$9,761
1/31/25	$10,075	$10,033
2/28/25	$10,087	$9,902
3/31/25	$9,909	$9,344
4/30/25	$10,000	$9,281
5/31/25	$10,108	$9,865
6/30/25	$10,286	$10,367
7/31/25	$10,373	$10,599

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 12/2/24
NAV	3.81
S&P 500 Total Return Index	5.99

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSD for the most recent performance information.

Performance Inception Date			Dec. 02, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 55,085,316
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 210,682
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$55,085,316	3	0%	$210,682

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	1.8
Short Call Option	(2.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249273
Shareholder Report [Line Items]
Fund Name			Calamos Nasdaq 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – March
Trading Symbol			CPNM
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Nasdaq 100® Structured Alt Protection ETF® – March for the period of March 3, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$29Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[41]		$ 29
Expense Ratio, Percent	[42]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.52% since its inception March 3, 2025. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns, as the Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,918	$9,431
4/30/25	$9,988	$9,367
5/31/25	$10,135	$9,956
6/30/25	$10,274	$10,463
7/31/25	$10,340	$10,698

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 3/3/25
NAV	3.52
S&P 500 Total Return Index	6.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNM for the most recent performance information.

Performance Inception Date			Mar. 03, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 15,793,058
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 38,530
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,793,058	3	0%	$38,530

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	107.2
Long Put Option	2.5
Short Call Option	(9.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249272
Shareholder Report [Line Items]
Fund Name			Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – June
Trading Symbol			CPNJ
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – June for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$72	0.69%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 9.62% over the period. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
6/3/24	$10,000	$10,000
6/30/24	$10,182	$10,359
7/31/24	$10,195	$10,485
8/31/24	$10,280	$10,740
9/30/24	$10,382	$10,969
10/31/24	$10,386	$10,870
11/30/24	$10,535	$11,508
12/31/24	$10,569	$11,233
1/31/25	$10,658	$11,546
2/28/25	$10,641	$11,395
3/31/25	$10,433	$10,753
4/30/25	$10,535	$10,680
5/31/25	$10,950	$11,353
6/30/25	$11,099	$11,930
7/31/25	$11,150	$12,198

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/3/24
NAV	9.62	10.00
S&P 500 Total Return Index	16.37	18.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNJ for the most recent performance information.

Performance Inception Date			Jun. 03, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 45,421,219
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 278,292
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$45,421,219	3	0%	$278,292

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.2
Long Put Option	3.8
Short Call Option	(10.6)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249274
Shareholder Report [Line Items]
Fund Name			Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – September
Trading Symbol			CPNS
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – September for the period of September 3, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$65Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[43]		$ 65
Expense Ratio, Percent	[44]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 7.14% since its inception September 3, 2024. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,242	$10,459
1/31/25	$10,327	$10,750
2/28/25	$10,307	$10,610
3/31/25	$10,157	$10,012
4/30/25	$10,230	$9,944
5/31/25	$10,472	$10,570
6/30/25	$10,634	$11,107
7/31/25	$10,714	$11,357

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/3/24
NAV	7.14
S&P 500 Total Return Index	13.57

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNS for the most recent performance information.

Performance Inception Date			Sep. 03, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 23,896,863
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 211,820
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,896,863	3	0%	$211,820

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.3
Long Put Option	0.1
Short Call Option	(10.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000249271
Shareholder Report [Line Items]
Fund Name			Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – December
Trading Symbol			CPNQ
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – December for the period of December 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$47Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[45]		$ 47
Expense Ratio, Percent	[46]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 5.02% since its inception December 2, 2024. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,057	$9,761
1/31/25	$10,135	$10,033
2/28/25	$10,118	$9,902
3/31/25	$9,963	$9,344
4/30/25	$10,025	$9,281
5/31/25	$10,241	$9,865
6/30/25	$10,400	$10,367
7/31/25	$10,490	$10,599

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 12/2/24
NAV	5.02
S&P 500 Total Return Index	5.99

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNQ for the most recent performance information.

Performance Inception Date			Dec. 02, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 14,788,388
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 124,240
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$14,788,388	3	0%	$124,240

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.4
Long Put Option	1.5
Short Call Option	(6.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000250959
Shareholder Report [Line Items]
Fund Name			Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – January
Trading Symbol			CPRY
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – January for the period of January 2, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$40Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[47]		$ 40
Expense Ratio, Percent	[48]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception January 2, 2025, the Fund delivered a positive return of 1.53% despite the underlying Russell 2000 Index’s decline. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Russell 3000 Total Return Index
1/2/25	$10,000	$10,006
1/31/25	$10,097	$10,322
2/28/25	$10,004	$10,124
3/31/25	$9,911	$9,534
4/30/25	$9,907	$9,470
5/31/25	$9,984	$10,070
6/30/25	$10,109	$10,581
7/31/25	$10,158	$10,815

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/2/25
NAV	1.53
Russell 3000 Total Return Index	8.15

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRY for the most recent performance information.

Performance Inception Date			Jan. 02, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 59,711,197
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 185,489
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$59,711,197	3	0%	$185,489

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.0
Long Put Option	5.0
Short Call Option	(1.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000250958
Shareholder Report [Line Items]
Fund Name			Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – April
Trading Symbol			CPRA
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – April for the period of April 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[49]		$ 23
Expense Ratio, Percent	[50]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception April 1, 2025, the Fund delivered a positive return of 3.39%. The Fund's 100% gross protection was critical from the start as the Russell 2000 declined  -13% in early April.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Russell 3000 Total Return Index
4/1/25	$10,000	$9,996
4/30/25	$10,036	$9,928
5/31/25	$10,145	$10,558
6/30/25	$10,271	$11,094
7/31/25	$10,331	$11,338

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/1/25
NAV	3.39
Russell 3000 Total Return Index	13.38

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRA for the most recent performance information.

Performance Inception Date			Apr. 01, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 7,038,954
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 13,648
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,038,954	3	0%	$13,648

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.5
Long Put Option	3.3
Short Call Option	(8.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000250960
Shareholder Report [Line Items]
Fund Name			Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – July
Trading Symbol			CPRJ
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – July for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$70	0.69%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund delivered a positive return of 3.07% despite the underlying Russell 2000 Index’s decline over the annual period. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Russell 3000 Total Return Index
7/1/24	$10,000	$9,996
7/31/24	$10,263	$10,182
8/31/24	$10,312	$10,403
9/30/24	$10,361	$10,619
10/31/24	$10,361	$10,541
11/30/24	$10,603	$11,242
12/31/24	$10,464	$10,898
1/31/25	$10,587	$11,242
2/28/25	$10,439	$11,027
3/31/25	$10,189	$10,384
4/30/25	$10,082	$10,314
5/31/25	$10,230	$10,968
6/30/25	$10,579	$11,525
7/31/25	$10,612	$11,779

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	3.07	5.59
Russell 3000 Total Return Index	15.69	16.29

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRJ for the most recent performance information.

Performance Inception Date			Jul. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 52,973,178
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 360,649
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$52,973,178	3	0%	$360,649

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.5
Long Put Option	6.1
Short Call Option	(6.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000250961
Shareholder Report [Line Items]
Fund Name			Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – October
Trading Symbol			CPRO
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – October for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$58Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	[51]		$ 58
Expense Ratio, Percent	[52]		0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

Since its inception October 1, 2024, the Fund delivered a positive return of 1.49% despite the underlying Russell 2000 Index’s decline. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	Russell 3000 Total Return Index
10/1/24	$10,000	$9,995
10/31/24	$9,996	$9,922
11/30/24	$10,158	$10,582
12/31/24	$10,053	$10,258
1/31/25	$10,129	$10,582
2/28/25	$10,032	$10,379
3/31/25	$9,907	$9,774
4/30/25	$9,907	$9,708
5/31/25	$9,968	$10,324
6/30/25	$10,081	$10,848
7/31/25	$10,141	$11,087

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 10/1/24
NAV	1.49
Russell 3000 Total Return Index	10.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRO for the most recent performance information.

Performance Inception Date			Oct. 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet			$ 27,627,401
Holdings Count | Holding			3
Advisory Fees Paid, Amount			$ 159,571
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$27,627,401	3	0%	$159,571

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.5
Long Put Option	3.5
Short Call Option	(0.6)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources

[1]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.
[7]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[8]	Annualized.
[9]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[10]	Annualized.
[11]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[12]	Annualized.
[13]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[14]	Annualized.
[15]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[16]	Annualized.
[17]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[18]	Annualized.
[19]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[20]	Annualized.
[21]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[22]	Annualized.
[23]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[24]	Annualized.
[25]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[26]	Annualized.
[27]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[28]	Annualized.
[29]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[30]	Annualized.
[31]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[32]	Annualized.
[33]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[34]	Annualized.
[35]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[36]	Annualized.
[37]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[38]	Annualized.
[39]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[40]	Annualized.
[41]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[42]	Annualized.
[43]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[44]	Annualized.
[45]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[46]	Annualized.
[47]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[48]	Annualized.
[49]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[50]	Annualized.
[51]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[52]	Annualized.